STATE FARM MUTUAL FUND TRUST

Supplement dated July 1, 2013 to the Prospectus dated May 1, 2013 of State Farm Mutual Fund Trust for Class A, Class B, Legacy Class A and Legacy Class B shares (the “Prospectus”).

On page 3 of the Prospectus, there is a list of the Portfolio Managers for the State Farm Equity Fund, including Mr. Rasool Shaik, Investment Team Member at Bridgeway. Mr. Rasool Shaik no longer serves as a Portfolio Manager for the Equity Fund, so his name, title and length of service are deleted from page 3 of the Prospectus.

On page 7 of the Prospectus, there is a list of the Portfolio Managers for the State Farm Small/Mid Cap Equity Fund, including Mr. Rasool Shaik, Investment Team Member at Bridgeway. Mr. Rasool Shaik no longer serves as a Portfolio Manager for the Small/Mid Cap Equity Fund, so his name, title and length of service are deleted from page 7 of the Prospectus.

On page 24 of the Prospectus, there is a list of the Portfolio Managers for the State Farm Equity and Bond Fund, including Mr. Rasool Shaik, Investment Team Member at Bridgeway. Mr. Rasool Shaik no longer serves as a Portfolio Manager for the Equity and Bond Fund, so his name, title and length of service are deleted from page 24 of the Prospectus.

On page 79 of the Prospectus, there is a list of the Bridgeway Portfolio Managers for the State Farm Equity Fund, including Mr. Rasool Shaik, Investment Team Member. Mr. Rasool Shaik no longer serves as a Bridgeway Portfolio Manager for the Equity Fund, so his name, title, length of service and business experience during the past five years are deleted from page 79 of the Prospectus.

On page 80 of the Prospectus, there is a list of the Bridgeway Portfolio Managers for the State Farm Small/Mid Cap Equity Fund, including Mr. Rasool Shaik, Investment Team Member. Mr. Rasool Shaik no longer serves as a Bridgeway Portfolio Manager for the Small/Mid Cap Equity Fund, so his name, title, length of service and business experience during the past five years are deleted from page 80 of the Prospectus.

This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus. Please keep it for future reference.

STATE FARM MUTUAL FUND TRUST

Supplement dated July 1, 2013 to the Prospectus dated May 1, 2013 of State Farm Mutual Fund Trust for Institutional Shares (the “Prospectus”).

On page 3 of the Prospectus, there is a list of the Portfolio Managers for the State Farm Equity Fund, including Mr. Rasool Shaik, Investment Team Member at Bridgeway. Mr. Rasool Shaik no longer serves as a Portfolio Manager for the Equity Fund, so his name, title and length of service are deleted from page 3 of the Prospectus.

On page 6 of the Prospectus, there is a list of the Portfolio Managers for the State Farm Small/Mid Cap Equity Fund, including Mr. Rasool Shaik, Investment Team Member at Bridgeway. Mr. Rasool Shaik no longer serves as a Portfolio Manager for the Small/Mid Cap Equity Fund, so his name, title and length of service are deleted from page 6 of the Prospectus.

On page 19 of the Prospectus, there is a list of the Portfolio Managers for the State Farm Equity and Bond Fund, including Mr. Rasool Shaik, Investment Team Member at Bridgeway. Mr. Rasool Shaik no longer serves as a Portfolio Manager for the Equity and Bond Fund, so his name, title and length of service are deleted from page 19 of the Prospectus.

On page 60 of the Prospectus, there is a list of the Bridgeway Portfolio Managers for the State Farm Equity Fund, including Mr. Rasool Shaik, Investment Team Member. Mr. Rasool Shaik no longer serves as a Bridgeway Portfolio Manager for the Equity Fund, so his name, title, length of service and business experience during the past five years are deleted from page 60 of the Prospectus.

On page 60 of the Prospectus, there is a list of the Bridgeway Portfolio Managers for the State Farm Small/Mid Cap Equity Fund, including Mr. Rasool Shaik, Investment Team Member. Mr. Rasool Shaik no longer serves as a Bridgeway Portfolio Manager for the State Farm Small/Mid Cap Equity Fund, so his name, title, length of service and business experience during the past five years are deleted from page 60 of the Prospectus.

This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus. Please keep it for future reference.

STATE FARM MUTUAL FUND TRUST

Supplement dated July 1, 2013 to the Prospectus dated May 1, 2013 of State Farm Mutual Fund Trust for Class R-1, Class R-2, and Class R-3 Shares (the “Prospectus”).

On page 3 of the Prospectus, there is a list of the Portfolio Managers for the State Farm Equity Fund, including Mr. Rasool Shaik, Investment Team Member at Bridgeway. Mr. Rasool Shaik no longer serves as a Portfolio Manager for the Equity Fund, so his name, title and length of service are deleted from page 3 of the Prospectus.

On page 6 of the Prospectus, there is a list of the Portfolio Managers for the State Farm Small/Mid Cap Equity Fund, including Mr. Rasool Shaik, Investment Team Member at Bridgeway. Mr. Rasool Shaik no longer serves as a Portfolio Manager for the Small/Mid Cap Equity Fund, so his name, title and length of service are deleted from page 6 of the Prospectus.

On page 19 of the Prospectus, there is a list of the Portfolio Managers for the State Farm Equity and Bond Fund, including Mr. Rasool Shaik, Investment Team Member at Bridgeway. Mr. Rasool Shaik no longer serves as a Portfolio Manager for the Equity and Bond Fund, so his name, title and length of service are deleted from page 19 of the Prospectus.

On page 64 of the Prospectus, there is a list of the Bridgeway Portfolio Managers for the State Farm Equity Fund, including Mr. Rasool Shaik, Investment Team Member. Mr. Rasool Shaik no longer serves as a Bridgeway Portfolio Manager for the Equity Fund, so his name, title, length of service and business experience during the past five years are deleted from page 64 of the Prospectus.

On page 65 of the Prospectus, there is a list of the Bridgeway Portfolio Managers for the State Farm Small/Mid Cap Equity Fund, including Mr. Rasool Shaik, Investment Team Member. Mr. Rasool Shaik no longer serves as a Bridgeway Portfolio Manager for the Small/Mid Cap Equity Fund, so his name, title, length of service and business experience during the past five years are deleted from page 65 of the Prospectus.

This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus. Please keep it for future reference.

STATE FARM MUTUAL FUND TRUST

Supplement dated July 1, 2013 to the Statement of Additional Information dated May 1, 2013 of State Farm Mutual Fund Trust (the “SAI”).

On page 74 of the SAI, the information regarding “Registered Investment Companies,” “Other Pooled Investment Vehicles” and “Other Accounts” managed by Mr. Rasool Shaik is deleted.

The first paragraph on page 82 of the SAI is deleted and replaced with the following:

The members of the Investment Management Team, including John Montgomery, Elena Khoziaeva and Michael Whipple, participate in a compensation program that includes base salary, bonus and long-term incentives. Each member’s base salary is a function of review of market salary data for their respective role and an assessment of individual execution of responsibilities related to goals, integrity, team work, and leadership. The bonus portion of compensation also is a function of industry salary rates as well as the overall profitability of Bridgeway relative to peer companies and assessment of individual execution of responsibilities related to goals, integrity, team work, and leadership. Bridgeway’s profitability is primarily affected by a) assets under management, b) management fees, for which some mutual funds have performance based fees relative to stock market benchmarks, c) operating costs of Bridgeway and d) tax rates.

The fifth paragraph on page 85 of the SAI is deleted and replaced with the following:

The members of the Investment Management Team, including John Montgomery, Elena Khoziaeva and Michael Whipple participate in a compensation program that includes base salary, bonus and long-term incentives. Each member’s base salary is a function of industry salary rates and individual performance as measured against yearly goals. These goals typically include measures for integrity, communications (internal and external), team work, leadership and investment performance of their respective funds. The bonus portion of compensation also is a function of industry salary rates as well as the overall profitability of Bridgeway relative to peer companies. Bridgeway’s profitability is primarily affected by a) assets under management, b) management fees, for which some actively managed mutual funds have performance based fees relative to stock market benchmarks, c) operating costs of Bridgeway and d) tax rates.

This supplement provides new and additional information beyond that contained in the SAI and should be retained and read in conjunction with the SAI. Please keep it for future reference.

STATE FARM MUTUAL FUND TRUST

Supplement dated July 1, 2013 to the Summary Prospectus for the State Farm Mutual Fund Trust Equity Fund for Class A, Class B, Legacy Class A and Legacy Class B shares dated May 1, 2013 (the “Summary Prospectus”).

On page 4 of the Summary Prospectus, there is a list of the Portfolio Managers for the Equity Fund, including Mr. Rasool Shaik, Investment Team Member at Bridgeway. Mr. Rasool Shaik no longer serves as a Portfolio Manager for the Equity Fund, so his name, title and length of service are deleted from page 4 of the Summary Prospectus.

This supplement provides new and additional information beyond that contained in the Summary Prospectus and should be retained and read in conjunction with the Summary Prospectus. Please keep it for future reference.

STATE FARM MUTUAL FUND TRUST

Supplement dated July 1, 2013 to the Summary Prospectus for the State Farm Mutual Fund Trust Equity Fund for Institutional Shares dated May 1, 2013 (the “Summary Prospectus”).

On page 3 of the Summary Prospectus, there is a list of the Portfolio Managers for the Equity Fund, including Mr. Rasool Shaik, Investment Team Member at Bridgeway. Mr. Rasool Shaik no longer serves as a Portfolio Manager for the Equity Fund, so his name, title and length of service are deleted from page 3 of the Summary Prospectus.

This supplement provides new and additional information beyond that contained in the Summary Prospectus and should be retained and read in conjunction with the Summary Prospectus. Please keep it for future reference.

STATE FARM MUTUAL FUND TRUST

Supplement dated July 1, 2013 to the Summary Prospectus for the State Farm Mutual Fund Trust Small/Mid Cap Equity Fund for Class A, Class B, Legacy Class A and Legacy Class B shares dated May 1, 2013 (the “Summary Prospectus”).

On page 4 of the Summary Prospectus, there is a list of the Portfolio Managers for the Small/Mid Cap Equity Fund, including Mr. Rasool Shaik, Investment Team Member at Bridgeway. Mr. Rasool Shaik no longer serves as a Portfolio Manager for the Small/Mid Cap Equity Fund, so his name, title and length of service are deleted from page 4 of the Summary Prospectus.

This supplement provides new and additional information beyond that contained in the Summary Prospectus and should be retained and read in conjunction with the Summary Prospectus. Please keep it for future reference.

STATE FARM MUTUAL FUND TRUST

Supplement dated July 1, 2013 to the Summary Prospectus for the State Farm Mutual Fund Trust Small/Mid Cap Equity Fund for Institutional Shares dated May 1, 2013 (the “Summary Prospectus”).

On page 3 of the Summary Prospectus, there is a list of the Portfolio Managers for the Small/Mid Cap Equity Fund, including Mr. Rasool Shaik, Investment Team Member at Bridgeway. Mr. Rasool Shaik no longer serves as a Portfolio Manager for the Small/Mid Cap Equity Fund, so his name, title and length of service are removed from page 3 of the Summary Prospectus.

This supplement provides new and additional information beyond that contained in the Summary Prospectus and should be retained and read in conjunction with the Summary Prospectus. Please keep it for future reference.

STATE FARM MUTUAL FUND TRUST

Supplement dated July 1, 2013 to the Summary Prospectus for the State Farm Mutual Fund Trust Equity and Bond Fund for Class A, Class B, Legacy Class A and Legacy Class B shares dated May 1, 2013 (the “Summary Prospectus”).

On page 4 of the Summary Prospectus, there is a list of the Portfolio Managers for the Equity and Bond Fund, including Mr. Rasool Shaik, Investment Team Member at Bridgeway. Mr. Rasool Shaik no longer serves as a Portfolio Manager for the Equity and Bond Fund, so his name, title and length of service are deleted from page 4 of the Summary Prospectus.

This supplement provides new and additional information beyond that contained in the Summary Prospectus and should be retained and read in conjunction with the Summary Prospectus. Please keep it for future reference.

STATE FARM MUTUAL FUND TRUST

Supplement dated July 1, 2013 to the Summary Prospectus for the State Farm Mutual Fund Trust Equity and Bond Fund for Institutional Shares dated May 1, 2013 (the “Summary Prospectus”).

On page 3 of the Summary Prospectus, there is a list of the Portfolio Managers for the Equity and Bond Fund, including Mr. Rasool Shaik, Investment Team Member at Bridgeway. Mr. Rasool Shaik no longer serves as a Portfolio Manager for the Equity and the Bond Fund, so his name, title and length of service are deleted from page 3 of the Summary Prospectus.

This supplement provides new and additional information beyond that contained in the Summary Prospectus and should be retained and read in conjunction with the Summary Prospectus. Please keep it for future reference.